Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 3,721,226	$ 394,398	$ 340,071
Accounts receivable	0	26,311	25,564
Accounts receivable - related party	19,200	564	10,332
Inventories	66,309	47,432	68,495
Prepaid expenses	1,667	8,280	7,962
Total current assets	3,808,402	476,985	452,424
Property and equipment, net	5,246	6,336	8,517
Other assets
Investment		0	0
Intercompany		0	0
Deposits	7,210	7,210	24,726
Total Assets	3,820,858	490,531	485,667
Current Liabilities:
Accounts payable and accrued liabilities	270,711	449,256	368,513
Customer deposit	60,019	31,734	62,126
Loan from related party		0	0
Loan from stockholders	50,000	0	0
Income taxes payable	0	800	800
Total current liabilities	380,730	481,790	431,439
Noncurrent Liabilities:
Convertible promissory note, net	0	81,342	0
Deferred rent		0	468
Total Liabilities	380,730	563,132	431,907
Commitments and Contingencies
Stockholders' Equity:
Common stock	40,644	34,575	34,575
Additional paid-in capital	12,487,372	1,871,618	1,371,618
Subscriptions receivable	6,267,360
Accumulated deficit	457,377	(1,978,794)	(1,352,433)
Total stockholders' equity	(3,277,905)	(72,601)	53,760
Total Liabilities and Stockholder's Equity	$ 3,440,128	$ 490,531	$ 485,667